Income Taxes (Details) - Schedule of reconciliations of the statutory income tax rate and the company's effective income tax rate	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Reconciliations Of The Statutory Income Tax Rate And The Companys Effective Income Tax Rate Abstract
United states income tax rate	21.00%	21.00%
HK statutory income tax rate	16.50%	16.50%	16.50%
PRC statutory income tax rate difference	8.50%	8.50%	8.50%
Effect of additional deduction on R&D expense and salary for disabled workers	0.00%	0.00%	0.00%
Effect of expenses not deductible for tax purposes	(17.41%)	(17.38%)	(2.43%)
Valuation allowance recognized with respect to the loss in subsidiaries	(28.59%)	(28.52%)	(22.57%)
Other	0.00%	(0.10%)	0.00%
Total